FINANCIAL INSTRUMENTS - Additional Information (Details) - Fair value - Level 1 € in Millions	Dec. 31, 2019 EUR (€)
Constellium N.V. senior unsecured notes (Issued May 2014)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	102.00%
Senior notes issued	€ 570
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	104.00%
Senior notes issued	€ 603
Constellium N.V. EUR and USD Senior Unsecured Notes (Issued November 2017, due 2026)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	105.00%
Senior notes issued	€ 887